INVENTORIES - Summary of balances (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Work in process	R$ 81,465	R$ 75,377
Raw materials	1,450,507	1,047,433
Spare parts and other	508,444	488,410
Inventories	4,009,335	4,685,595
Pulp | Domestic (Brazil)
INVENTORIES
Finished goods	553,229	575,335
Pulp | Foreign
INVENTORIES
Finished goods	1,102,994	2,229,206
Paper | Domestic (Brazil)
INVENTORIES
Finished goods	225,058	199,635
Paper | Foreign
INVENTORIES
Finished goods	R$ 87,638	R$ 70,199